Dividend income - Schedule of dividend income recognized (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2024 KRW (₩)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 KRW (₩)	Dec. 31, 2022 KRW (₩)
Dividend income recognized [Line Items]
Total	₩ 310,320	$ 209,959	₩ 240,293	₩ 159,982
Financial assets at fair value through profit or loss, category [member]
Dividend income recognized [Line Items]
Dividend income related to financial assets at FVTPL	291,123		222,357	136,136
Financial assets at fair value through other comprehensive income, category [member]
Dividend income recognized [Line Items]
Dividend income related to financial assets at FVTOCI	₩ 19,197		₩ 17,936	₩ 23,846